Stock Options and Warrants - Stock Options - Additional Information (Detail) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2010	Dec. 31, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to stock options		$ 510	$ 977
Unrecognized compensation cost related to unvested shares expected to be recognized, weighted-average period		2 years 1 month 6 days	2 years 2 months 12 days
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options that may be granted					100,000
Expiry of options		10 years
2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options that may be granted				1,200,000
Expiry of options		10 years
Outside Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry of options		10 years
Options granted to employees, directors and consultants	68,384
Award vesting terms		50 months
2006 Plan and 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted to employees, directors and consultants		76,271	42,160
2006 Plan and 2010 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry of options		10 years